FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of FINANCE COSTS [Abstract]
Disclosure Of Detailed Information About Finance Costs [Text Block]	Finance costs comprise interest expense on the Company’s bank borrowings:
	For the years ended December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Interest on bank borrowings	-	213	84